CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 23,834,129	$ 18,531,178	$ 14,144,894
Cost of revenue	(7,531,800)	(6,108,676)	(5,300,087)
Gross profit	16,302,329	12,422,502	8,844,807
Operating expenses:
Selling	(928,680)	(759,647)	(629,424)
Research and development	(1,031,204)	(286,842)	(355,730)
General and administrative expenses	(4,860,189)	(3,058,548)	(1,915,195)
Total operating expenses	(6,820,073)	(4,105,037)	(2,900,349)
Income from operations	9,482,256	8,317,465	5,944,458
Other income (expense)
Interest income	629	219,001	161,382
Interest expense	(171,938)	(142,641)	(183,291)
Other finance expenses	(4,415)	(3,656)	(3,473)
Other income, net	221,146	134,667	161,091
Total other income, net	45,422	207,371	135,709
Income before income taxes	9,527,678	8,524,836	6,080,167
Provision for income taxes	453,724	605,428	955,194
Net income	9,073,954	7,919,408	5,124,973
Other comprehensive (loss) income
Foreign currency translation adjustment	(521,738)	(1,474,126)	958,667
Comprehensive income	$ 8,552,216	$ 6,445,282	$ 6,083,640
Weighted average number of ordinary shares	35,141,114	33,000,000	33,000,000
Earnings per share	$ 0.26	$ 0.24	$ 0.16